Staff costs and Directors' emoluments	12 Months Ended
Feb. 15, 2018
Text block1 [abstract]
Staff costs and Directors' emoluments

3. Staff costs and Directors’ emoluments

	2017 $m	2016 $m	2015 $m
Staff[a]
Costs:
Wages and salaries	583	537	562
Social security costs	33	29	33
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	5	5	5
Defined contribution plans	24	23	28

	645	594	628

	2017	2016	2015
Average number of employees, including part-time employees:
Americas	2,149	2,121	2,082
Europe	813	782	1,041
AMEA	1,454	1,598	1,658
Greater China	294	299	865
Central	1,948	1,787	1,665

	6,658	6,587	7,311

[a]	Includes $13m (2016: $1m, 2015: $3m) classified as exceptional.

The costs of the above employees are borne by IHG. Of these, 91% were employed on a full-time basis and 9% were employed on a part-time basis.

In addition to the above, the Group has employees who work directly on behalf of the System Fund and whose costs are borne by the Fund as disclosed in note 32. In line with IHG’s business model, IHG also employs General Managers and, in the US predominantly, other hotel workers who work in the managed hotels and who have contracts or letters of service with IHG. The total number of these employees is 22,577 (2016: 22,002, 2015: 20,452) and their costs of $1,056m (2016: $1,002m, 2015: $936m) are borne by those hotels.

	2017 $m	2016 $m	2015 $m
Directors’ emoluments
Base salaries, fees, performance payments and benefits	4.9	6.1	7.9

LOGO	More detailed information on the emoluments, pensions, share awards and shareholdings for each Director is shown in the Directors’ Remuneration Report on pages 64 to 77.